Transfers And Servicing Of Financial Assets (Including Mortgage Banking Activities) (Schedule Of Related Amortization Expense Of Mortgage Servicing Assets) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Aggregate amortization expense	$ 5,150	$ 5,121	$ 4,935
2013	4,721
2014	4,346
2015	3,546
2016	3,177
2017	1,694
2018 and thereafter	2,576
Mortgage Servicing Rights [Member]
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Aggregate amortization expense	225	115	125
2013	282
2014	230
2015	180
2016	130
2017	83
2018 and thereafter	$ 25